Convertible loan	12 Months Ended
Aug. 31, 2025
Debt Disclosure [Abstract]
Convertible loan

18. Convertible loan

On May 10, 2024, the Company issued an unsecured convertible debt (‘debt”) of $300,000 carrying a two-year term with interest on the outstanding principal amount from the date of issuance accrued at the rate of 8% per annum. The Company also issued 50,000 (pre-reverse split - 1,000,000) warrants with exercise price of $5 in connection with the convertible debt (Note 8).

The Company has an option to prepay the loan prior to the maturity date subject to a prepayment fee of $75,000.

The conversion price of the debt shall equal to 75% of the volume weighted average price (VWAP) on the trading day immediately preceding the conversion date.

The conversion feature of the note was not clearly and closely related to the debt and should be recognized as a derivative liability. The Company determined that the estimate fair value of the derivative liability is $76,543. The prepayment option was not clearly and closely related to the debt and should be recognized a derivative liability. The Company determined the estimated fair value of the prepayment option to be $nil.

The Company incurred debt issuance cost of $94,687 which was applied against the principal of the debt. The debt component of the convertible debt was valued using the effective interest method, based on an estimated effective interest of 46%.

During the year ended August 31, 2024, the Company incurred interest of $4,411 recognized in interest expense in the consolidated statement of operations and comprehensive loss accretion expense of $223,059 recognized in the consolidated statement of operations and comprehensive loss.

The convertible note was converted into shares in July 2024. Company issued 25,094 (Pre-reverse split - 501,874) shares against the convertible note and the accrued interest thereon.

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2025 and 2024

(Expressed in US Dollars)